Shareholder Report, Average Annual Return (Details) 832212_Royce Quant Small-Cap Quality Value ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	105 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Royce Quant Small-Cap Quality Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Royce Quant Small-Cap Quality Value ETF (NAV)
Average Annual Return, Percent	18.14%	5.54%	7.96%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.20%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	25.72%	3.77%	8.09%